Senior Notes (Schedule Of Corporate Debt) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2014	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, gross			$ 800,000	$ 750,000
Debt issuance costs, net			(4,109)	(9,864)
Long-term Debt			$ 795,891	740,136
Stated interest rate			4.25%
Debt instrument, maturity date			Dec. 31, 2024
Senior notes 4.250% due 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	[1]		$ 500,000	300,000
Long-term Debt					$ 300,000
Stated interest rate			4.25%		4.25%
Due date			2024
Debt instrument, maturity date			Jul. 31, 2014
Redemption price, percentage of principal amount			100.00%
Additional issuance of long-term debt		$ 200,000
Senior notes 3.50% due 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	[2]		$ 300,000	300,000
Long-term Debt				$ 300,000
Stated interest rate			3.50%	3.50%
Due date			2020
Debt instrument, maturity date			Dec. 31, 2015
Redemption price, percentage of principal amount			100.00%
Senior notes 5.375%, due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, gross	[3]			$ 150,000
Long-term Debt						$ 150,000
Stated interest rate			5.375%			5.375%
Due date			2022
Debt instrument, maturity date			Dec. 31, 2012

[1]	In July 2014, we sold in a registered underwritten public offering, $300.0 million in aggregate principal amount of 4.250% senior notes due July 2024. Interest on these senior notes is payable semi-annually in arrears. We may redeem the notes in whole or in part, at our option, at a redemption price equal to 100% of their principal amount, plus a “make-whole” premium and accrued and unpaid interest, if any, to the date of redemption. In July 2016, we issued an additional $200.0 million in aggregate principal amount of 4.25% senior notes due 2024.
[2]	In December 2015, we sold in a registered underwritten public offering, $300.0 million in aggregate principal amount of 3.50% senior notes due December 2020. Interest on these senior notes is payable semi-annually in arrears. We may redeem the notes in whole or in part, at our option, at a redemption price equal to 100% of their principal amount, plus a “make-whole” premium and accrued and unpaid interest, if any, to the date of redemption.
[3]	In December 2012, we sold in a registered underwritten public offering, $150.0 million in aggregate principal amount of 5.375% senior notes due December 2022. Interest on these senior notes was payable quarterly in arrears. The notes were redeemed in August 2016.